Employee share schemes (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Schedule of number of shares and ADS issuable

Number of shares and ADS issuable	Shares Number (000)	Weighted fair value	ADS Number (000)	Weighted fair value
At 1 January 2023	27,975		15,429
Awards granted	11,548	£12.79	6,449	$31.65
Awards exercised	(8,599)		(4,856)
Awards cancelled	(1,144)		(797)
At 31 December 2023	29,780		16,225
Awards granted	12,023	£15.17	6,431	$39.49
Awards exercised	(9,384)		(5,199)
Awards cancelled	(1,225)		(877)
At 31 December 2024	31,194		16,580
Awards granted	12,499	£13.15	6,697	$35.01
Awards exercised	(9,683)		(5,191)
Awards cancelled	(1,213)		(982)
At 31 December 2025	32,797		17,104

Summary of valuation model used to valuing saving - related option to arrive at the share based payment charge	The assumptions used in the model are as follows:

	2025 Grant	2024 Grant	2023 Grant
Risk-free interest rate	3.75%	4.24%	4.57%
Dividend yield	3.6%	4.3%	4.0%
Volatility	27%	34%	34%
Expected life	3 years	3 years	3 years
Savings-related options grant price (including 20% discount)	£14.19	£11.27	£11.20

Summary of option outstanding

Options outstanding for the Share Save Plan	Savings-related share option schemes
	Number 000		Weighted exercise price
At 31 December 2025	4,782		£11.79
Range of exercise prices on options outstanding at year end	£10.34	—	— £14.19
Weighted average market price on exercise during year			— £14.43
Weighted average remaining contractual life			1.9 years

Summary of shares held for share award schemes

Shares held for share award schemes	2025	2024
Number of shares (000)	62,875	64,314

	£m	£m
Nominal value	20	20
Carrying amount	282	397
Market value	1,147	866